Leases (Tables)	12 Months Ended
Mar. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of Right-of-use Assets

The Group presents right-of-use assets that do not meet the definition of investment property in 'property, plant and equipment', the same line item as it presents underlying assets of the same nature that it owns (refer note 18).

	As at March 31
	2022	2023
Opening balance	14,038	11,618
Additions to right-of-use assets	1,891	7,530
Acquisitions through business combination (refer note 7(b) and 7(c))	—	202
Derecognition of right-of-use assets	(876)	(1,245)
Depreciation charged during the year	(3,064)	(3,220)
Effect of movements in foreign exchange rates	(371)	(954)
Closing Balance	11,618	13,931

Summary of Amounts Recognised in Statement of Profit or Loss

ii) Amounts recognised in statement of profit or loss

	For the year ended March 31
	2021	2022	2023
Interest on lease liabilities (refer note 16)	1,867	1,569	1,554
Depreciation on right-of-use assets (refer note 18)	4,333	3,064	3,220

Schedule of Amounts Recognised in Statement of Cash Flows	iii) Amounts recognised in statement of cash flows

	For the year ended March 31
	2021	2022	2023
Total cash outflows for leases (principal + interest)	3,912	3,340	3,969